Annual Notice of Securities Sold Pursuant to Rule 24F-2

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 24F-2
                         Annual Notice of Securities Sold
                              Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

   1.    Name and address of issuer:   Fund for Government Investors
                                       4922 Fairmont Avenue
                                       Bethesda, Maryland 20814

   2.    Name of each series or class of funds for which this notice is filed:
         Fund for Government Investors

   3.    Investment Company Act File Number: 811-2539

         Securities Act File Number: 2-52552

   4.    Last day of fiscal year for which this notice is filed: December 31,
         1996

   5. Check box if this notice is being filed more than 180 days after the close of the issuer s fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer s 24f-2 declaration:

   6. Date of termination of issuer s declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

   7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                       None

   8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                       None

   9. Number and aggregate sale price of securities sold during the fiscal year:

                                  Shares Sold:       2,850,897,459
                         Aggregate Sale Price:     $ 2,850,897,459

   10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:





                                     Shares Sold:    2,850,897,459
                            Aggregate Sale Price:  $ 2,850,897,459

   11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

   12.   Calculation of registration fee:
         (i)   Aggregate sale price of securities sold during the fiscal year
               in reliance on rule 24f-2 (from Item 10):       $ 2,850,897,459

         (ii)  Aggregate price of shares issued in connection with dividend
               reinvestment plans (from Item 11, if applicable):     +

         (iii) Aggregate price of shares redeemed or repurchased during the
               fiscal year(if applicable):                     - 2,892,766,936

         (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to
               rule 24e-2 (if applicable):                           +

         (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
               (ii), less line (iii), plus line (iv)](if applicable):
                                                               $ (41,869,477)

         (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction
               C.6):                                           0.0003030303

         (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:  $ 0

   Instruction:      Issuers should complete lines (ii), (iii), (iv), and (v)
                     only if the form is being filed within 60 days after the close of the issuer s fiscal year. See Instruction C.3.

   13. Check box if fees are being remitted to the Commission s lockbox depository as described in section 3a of the Commission s Rules of Informal and Other Procedures (17 CFR 202.3a).

         Date of mailing or wire transfer of filing fees to the Commission s lockbox depository:

                                    SIGNATURES
   This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




   By (Signature and Title)*/s/Timothy N. Coakley





                            Timothy N. Coakley, Vice President
                                    and Controller


   Date: 2/27/97

   *Please print the name and title of the signing officer below the signature.





                        JORDEN BURT BERENSON & JOHNSON LLP
                                  Suite 400 East
                        1025 Thomas Jefferson Street, N.W.
                           Washington, D.C.  20007-8100




                                February 26, 1997




   Fund for Government Investors
   4922 Fairmont Avenue
   Bethesda, Maryland  20814

         Re:   Fund for Government Investors
               Registration No. 2-52552
               Form 24F-2

   Ladies and Gentlemen:

         This opinion is furnished in connection with Rule 24f-2 under the Investment Company Act of 1940, as amended. We understand that, pursuant to Rule 24f-2, Fund for Government Investors (the Fund ), has registered an indefinite number of shares of beneficial interest, no par value per share (the Shares ), under the Securities Act of 1933, as amended. We further understand that, pursuant to the provisions of Rule 24f-2, the Fund is filing with the Securities and Exchange Commission the Form 24F-2 attached hereto making definite the registration of the Shares sold in reliance upon Rule 24f-2 during the fiscal year ended December 31, 1996.

         In connection with rendering this opinion, we have reviewed certain documents with respect to the Fund, including the Fund s Declaration of Trust, Bylaws, minutes provided to us by the Fund, certain agreements provided to us by the Fund, materials related to the Fund s reorganization involving the acquisition by the Fund of substantially all of the assets of the Money Market Portfolio, a separate investment portfolio of The Rushmore Fund, Inc., and the Fund s change of organization and domicile from a Maryland corporation to a Delaware business trust, and such other documents as we have deemed necessary or appropriate. We have assumed that all such documents are in full force and effect and have not been rescinded or modified. We have assumed the genuineness of all signatures and the authenticity of all documents submitted to us as originals and the conformity to original documents of all documents submitted to us as certified or photostatic copies. We have assumed, without independent investigation or verification, the accuracy of all facts set forth in certificates executed by public officials and authorized representatives of the Fund and the accuracy of all facts set forth in oral or written statements made to us.





   Fund for Government Investors
   February 26, 1997
   Page 5



         We have assumed the validity of all corporate actions represented to us as having been taken. We have also assumed substantial compliance by the Fund and its representatives with all applicable legal requirements to the extent necessary to validate the actions taken or intended to be taken in connection with the authorization, issuance, classification, designation, and other corporate actions with respect to the Shares described herein. This opinion is issued as of the date hereof and is necessarily limited by laws now in effect and facts and circumstances presently brought to our attention and is subject to any change in law or facts reported or occurring subsequent to the date hereof.

         Based upon and subject to the foregoing, we are of the opinion that the Shares to which the Form 24F-2 relates were legally issued, fully paid, and nonassessable.

         We hereby consent to the filing of this opinion with the Form 24F-2. This opinion is solely for the benefit of the addressee and only for the purpose of filing with the Form 24F-2 and may not be relied upon for any other purpose or by any other person, firm, or entity whatsoever.


                                       Very truly yours,

                                       /s/ JORDEN BURT BERENSON & JOHNSON LLP

                                       JORDEN BURT BERENSON & JOHNSON LLP